T. ROWE PRICE Credit Opportunities Fund
February 28, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 12.9% (1)
Aerospace & Defense 0.3%
Peraton, FRN, 1M USD LIBOR + 3.75%, 8.385%, 2/1/28  193 191
Peraton, FRN, 1M USD LIBOR + 7.75%, 12.651%, 2/1/29  136 132
323
Airlines 0.8%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 9.558%,
4/20/28  320 327
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 9.996%,
6/21/27  455 473
800
Automotive 0.5%
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 7.635%, 2/5/26  494 475
475
Broadcasting 0.5%
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR + 3.50%,
8.325%, 8/21/26  301 285
Diamond Sports Group, FRN, 1M TSFR + 8.00%, 5/25/26 (2) 165 154
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.485%, 10/11/29 (3)
(4) 85 83
522
Food 0.5%
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.003%, 12/21/28  555 490
490
Health Care 0.2%
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 8.73%,
10/1/27  236 227
227
Information Technology 1.1%
Applied Systems, FRN, 3M USD LIBOR + 6.75%, 11.33%, 9/17/27  209 209
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 10.135%, 2/27/26 (2) 175 170
Delta Topco, FRN, 3M USD LIBOR + 7.25%, 12.156%, 12/1/28  205 177
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 12.385%, 7/31/28  100 100
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.135%, 4/23/29  510 489
1,145
Manufacturing 0.5%
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
10.73%, 5/21/29 (3) 365 338
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
11.23%, 5/21/29  250 232
570
Restaurants 0.3%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.135%,
2/4/28  350 322
322

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail 0.1%
At Home Group, FRN, 3M USD LIBOR + 4.25%, 9.004%, 7/24/28  180 147
147
Satellites 0.6%
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 2/1/29 (2) 595 588
588
Services 3.2%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 8.118%,
12/11/28  460 432
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.385%,
12/10/29  710 616
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.188%, 6/4/29  220 163
Renaissance Holdings, FRN, 1M USD LIBOR + 7.00%, 11.635%,
5/29/26  185 176
UKG, FRN, 3M USD LIBOR + 5.25%, 10.032%, 5/3/27  2,075 2,014
3,401
Wireless Communications 4.3%
Asurion, FRN, 1M TSFR + 4.25%, 8.912%, 8/19/28  687 646
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.885%, 12/23/26  592 562
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/31/28  1,936 1,647
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/20/29 (2) 1,975 1,681
4,536
Total Bank Loans (Cost $14,402) 13,546
COMMON STOCKS 0.6%
Health Care 0.3%
Avantor (4) 11 262
262
Information Technology 0.1%
TE Connectivity  1 140
140
Metals & Mining 0.2%
Constellium (4) 16 253
253
Total Common Stocks (Cost $466) 655
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  185 119
Total Convertible Bonds (Cost $166) 119

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.9%
Health Care 0.3%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  7 330
330
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167 (4)
(5) — 159
159
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  — 265
265
Utilities 0.2%
NextEra Energy, 5.279%, 3/1/23  5 244
244
Total Convertible Preferred Stocks (Cost $988) 998
CORPORATE BONDS 78.4%
Aerospace & Defense 1.4%
TransDigm, 6.25%, 3/15/26 (6) 360 355
TransDigm, 6.375%, 6/15/26  265 257
TransDigm, 6.75%, 8/15/28 (6) 465 462
TransDigm, 7.50%, 3/15/27  100 99
TransDigm, 8.00%, 12/15/25 (6) 275 281
1,454
Airlines 2.0%
American Airlines, 5.50%, 4/20/26 (6) 315 307
American Airlines, 5.75%, 4/20/29 (6) 350 332
American Airlines, 11.75%, 7/15/25 (6) 922 1,010
Delta Air Lines, 7.375%, 1/15/26  225 231
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 117 117
United Airlines, 4.625%, 4/15/29 (6) 110 98
2,095
Automotive 6.9%
Adient Global Holdings, 8.25%, 4/15/31 (6) 260 260
Clarios Global, 8.50%, 5/15/27 (6) 885 879
Ford Motor, 6.10%, 8/19/32  1,140 1,068
Ford Motor, 9.625%, 4/22/30  240 276
Ford Motor Credit, 4.95%, 5/28/27  490 457
Ford Motor Credit, 5.125%, 6/16/25  275 265
Ford Motor Credit, 6.95%, 3/6/26  250 251
Ford Motor Credit, 7.35%, 11/4/27  650 659

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ford Motor Credit, 7.35%, 3/6/30  250 253
Goodyear Tire & Rubber, 5.00%, 7/15/29  162 141
Goodyear Tire & Rubber, 5.25%, 7/15/31  405 345
Goodyear Tire & Rubber, 5.625%, 4/30/33  370 315
LCM Investments Holdings II, 4.875%, 5/1/29 (6) 235 191
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26 (6) 1,890 1,852
7,212
Broadcasting 5.1%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (6) 145 129
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (6) 645 522
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (6) 550 457
CMG Media, 8.875%, 12/15/27 (6) 585 391
iHeartCommunications, 8.375%, 5/1/27  1,478 1,301
Neptune Bidco U.S., 9.29%, 4/15/29 (6) 375 353
Sirius XM Radio, 4.00%, 7/15/28 (6) 85 73
Sirius XM Radio, 5.50%, 7/1/29 (6) 250 224
Stagwell Global, 5.625%, 8/15/29 (6) 905 774
Townsquare Media, 6.875%, 2/1/26 (6) 767 703
Univision Communications, 7.375%, 6/30/30 (6) 400 378
5,305
Building & Real Estate 1.6%
Brookfield Residential Properties, 6.25%, 9/15/27 (6) 250 219
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 795 747
Howard Hughes, 4.125%, 2/1/29 (6) 295 246
Howard Hughes, 5.375%, 8/1/28 (6) 535 485
1,697
Building Products 0.5%
Advanced Drainage Systems, 6.375%, 6/15/30 (6) 225 215
New Enterprise Stone & Lime, 5.25%, 7/15/28 (6) 365 333
548
Cable Operators 8.4%
Altice Financing, 5.00%, 1/15/28 (6) 345 287
Altice France, 5.125%, 7/15/29 (6) 335 257
Altice France, 5.50%, 10/15/29 (6) 470 366
Altice France, 8.125%, 2/1/27 (6) 200 187
Altice France Holding, 6.00%, 2/15/28 (6) 815 560
Altice France Holding, 10.50%, 5/15/27 (6) 735 613
C&W Senior Financing, 6.875%, 9/15/27 (6) 365 331
CCO Holdings, 4.50%, 8/15/30 (6) 405 333
CCO Holdings, 4.50%, 6/1/33 (6) 200 155
CCO Holdings, 4.75%, 2/1/32 (6) 300 243
CCO Holdings, 6.375%, 9/1/29 (6) 1,795 1,672
CCO Holdings, 7.375%, 3/1/31 (6) 875 849
CSC Holdings, 6.50%, 2/1/29 (6) 745 629

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSC Holdings, 7.50%, 4/1/28 (6) 625 417
DISH DBS, 5.125%, 6/1/29  225 133
DISH DBS, 5.75%, 12/1/28 (6) 490 390
DISH DBS, 7.75%, 7/1/26  445 345
DISH Network, 11.75%, 11/15/27 (6) 700 710
Netflix, 6.375%, 5/15/29  345 358
8,835
Chemicals 0.6%
Avient, 7.125%, 8/1/30 (6) 250 251
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (6)(7) 145 108
Methanex, 5.125%, 10/15/27  82 77
Methanex, 5.25%, 12/15/29  120 110
Methanex, 5.65%, 12/1/44  108 87
633
Consumer Products 0.3%
Life Time, 5.75%, 1/15/26 (6) 19 18
Life Time, 8.00%, 4/15/26 (6) 105 100
Wolverine World Wide, 4.00%, 8/15/29 (6) 195 157
275
Container 1.0%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (6) 400 320
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (6) 560 540
Trivium Packaging Finance, 8.50%, 8/15/27 (6) 225 214
1,074
Energy 10.7%
Aethon United BR, 8.25%, 2/15/26 (6) 230 220
Antero Resources, 7.625%, 2/1/29 (6) 40 40
Archrock Partners, 6.25%, 4/1/28 (6) 145 137
Chesapeake Energy, 5.50%, 2/1/26 (6) 135 132
Chesapeake Energy, 5.875%, 2/1/29 (6) 150 140
Citgo Holding, 9.25%, 8/1/24 (6) 705 708
CITGO Petroleum, 7.00%, 6/15/25 (6) 180 177
DCP Midstream Operating, 6.75%, 9/15/37 (6) 215 229
DCP Midstream Operating, 8.125%, 8/16/30  46 51
Ferrellgas, 5.375%, 4/1/26 (6) 520 468
Gulfport Energy, 8.00%, 5/17/26 (6) 155 150
Hess, 7.30%, 8/15/31  500 541
Hilcorp Energy I, 6.00%, 2/1/31 (6) 241 216
Kinetik Holdings, 5.875%, 6/15/30 (6) 705 653
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (6) 790 757
NGL Energy Operating, 7.50%, 2/1/26 (6) 485 462
NuStar Logistics, 5.625%, 4/28/27  112 104
NuStar Logistics, 5.75%, 10/1/25  15 15
NuStar Logistics, 6.00%, 6/1/26  300 287
Occidental Petroleum, 6.20%, 3/15/40  250 245

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 6.625%, 9/1/30  265 272
Occidental Petroleum, 7.50%, 5/1/31  74 79
Occidental Petroleum, 7.875%, 9/15/31  45 49
Occidental Petroleum, 7.95%, 6/15/39  465 510
Occidental Petroleum, 8.50%, 7/15/27  300 321
Occidental Petroleum, 8.875%, 7/15/30  820 931
Petroleos Mexicanos, 6.625%, 6/15/35  400 294
Range Resources, 8.25%, 1/15/29  130 134
Rockcliff Energy II, 5.50%, 10/15/29 (6) 140 128
Solaris Midstream Holdings, 7.625%, 4/1/26 (6) 165 163
Southwestern Energy, 8.375%, 9/15/28  265 277
Tallgrass Energy Partners, 6.00%, 3/1/27 (6) 370 343
Tallgrass Energy Partners, 6.00%, 12/31/30 (6) 220 189
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 185 184
Transocean, 8.75%, 2/15/30 (6) 205 209
USA Compression Partners, 6.875%, 9/1/27  205 194
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (6) 225 194
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (6) 290 249
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (6) 775 764
11,216
Entertainment & Leisure 4.5%
Carnival, 7.625%, 3/1/26 (6) 525 471
Carnival, 9.875%, 8/1/27 (6) 345 350
Carnival, 10.50%, 6/1/30 (6) 230 223
CDI Escrow Issuer, 5.75%, 4/1/30 (6) 455 423
Cedar Fair, 5.25%, 7/15/29  180 165
Cedar Fair, 6.50%, 10/1/28  740 716
Cinemark USA, 5.25%, 7/15/28 (6) 515 430
Live Nation Entertainment, 4.75%, 10/15/27 (6) 580 521
Royal Caribbean Cruises, 5.50%, 8/31/26 (6) 425 385
Royal Caribbean Cruises, 5.50%, 4/1/28 (6) 230 200
Royal Caribbean Cruises, 9.25%, 1/15/29 (6) 210 223
Royal Caribbean Cruises, 11.625%, 8/15/27 (6) 280 297
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (6) 365 325
4,729
Financial 6.3%
Acrisure, 7.00%, 11/15/25 (6) 520 489
Acrisure, 10.125%, 8/1/26 (6) 518 517
Advisor Group Holdings, 10.75%, 8/1/27 (6) 210 216
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (6) 335 340
Alliant Holdings Intermediate, 6.75%, 10/15/27 (6) 755 687
AmWINS Group, 4.875%, 6/30/29 (6) 265 225
Enact Holdings, 6.50%, 8/15/25 (6) 915 897
GTCR AP Finance, 8.00%, 5/15/27 (6) 165 158
Home Point Capital, 5.00%, 2/1/26 (6) 220 153

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HUB International, 5.625%, 12/1/29 (6) 140 120
HUB International, 7.00%, 5/1/26 (6) 115 113
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (6) 490 498
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (6) 200 157
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (6) 530 456
Navient, 4.875%, 3/15/28  175 148
Navient, 5.50%, 3/15/29  845 716
Navient, 6.75%, 6/25/25  255 251
OneMain Finance, 3.50%, 1/15/27  160 135
OneMain Finance, 5.375%, 11/15/29  150 126
OneMain Finance, 6.875%, 3/15/25  195 191
6,593
Food 0.7%
BellRing Brands, 7.00%, 3/15/30 (6) 340 335
Darling Ingredients, 6.00%, 6/15/30 (6) 465 448
783
Forest Products 0.2%
Cascades, 5.125%, 1/15/26 (6) 260 242
242
Gaming 3.0%
Caesars Entertainment, 7.00%, 2/15/30 (6) 500 502
Caesars Entertainment, 8.125%, 7/1/27 (6) 890 899
CCM Merger, 6.375%, 5/1/26 (6) 235 225
International Game Technology, 6.25%, 1/15/27 (6) 620 607
Scientific Games Holdings, 6.625%, 3/1/30 (6) 355 312
Scientific Games International, 7.00%, 5/15/28 (6) 145 141
Scientific Games International, 7.25%, 11/15/29 (6) 335 330
Wynn Resorts Finance, 5.125%, 10/1/29 (6) 200 178
3,194
Health Care 3.9%
AthenaHealth Group, 6.50%, 2/15/30 (6) 425 335
Avantor Funding, 4.625%, 7/15/28 (6) 215 198
CHS, 5.25%, 5/15/30 (6) 275 221
CHS, 6.00%, 1/15/29 (6) 205 178
CHS, 6.875%, 4/1/28 (6) 180 120
CHS, 6.875%, 4/15/29 (6) 375 264
CHS, 8.00%, 12/15/27 (6) 320 310
Select Medical, 6.25%, 8/15/26 (6) 530 506
Tenet Healthcare, 6.125%, 10/1/28  290 267
Tenet Healthcare, 6.125%, 6/15/30 (6) 310 295
Tenet Healthcare, 6.875%, 11/15/31  290 267
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 215
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 216
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  675 683
4,075

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 4.1%
Boxer Parent, 7.125%, 10/2/25 (6) 180 178
Boxer Parent, 9.125%, 3/1/26 (6) 395 385
Central Parent, 7.25%, 6/15/29 (6) 960 936
Entegris Escrow, 5.95%, 6/15/30 (6) 1,645 1,532
Gen Digital, 6.75%, 9/30/27 (6) 440 431
Gen Digital, 7.125%, 9/30/30 (6) 362 353
Match Group Holdings II, 4.625%, 6/1/28 (6) 305 272
McAfee, 7.375%, 2/15/30 (6) 280 221
4,308
Lodging 0.3%
Hilton Domestic Operating, 4.875%, 1/15/30  180 165
Hilton Domestic Operating, 5.75%, 5/1/28 (6) 165 161
326
Manufacturing 0.2%
Madison IAQ, 4.125%, 6/30/28 (6) 205 174
Madison IAQ, 5.875%, 6/30/29 (6) 115 92
266
Metals & Mining 2.1%
Arconic, 6.125%, 2/15/28 (6) 225 221
ATI, 5.125%, 10/1/31  160 141
ATI, 5.875%, 12/1/27  480 459
Carpenter Technology, 7.625%, 3/15/30  710 708
Hecla Mining, 7.25%, 2/15/28  300 292
Hudbay Minerals, 6.125%, 4/1/29 (6) 120 106
TMS International, 6.25%, 4/15/29 (6) 315 247
2,174
Real Estate Investment Trust Securities 0.3%
Service Properties Trust, 7.50%, 9/15/25  285 282
282
Restaurants 0.6%
Dave & Buster's, 7.625%, 11/1/25 (6) 610 618
618
Retail 1.7%
At Home Group, 4.875%, 7/15/28 (6) 125 92
Bath & Body Works, 6.625%, 10/1/30 (6) 315 298
Bath & Body Works, 6.75%, 7/1/36  110 96
Bath & Body Works, 6.95%, 3/1/33  115 100
Bath & Body Works, 7.50%, 6/15/29  70 70
Bath & Body Works, 9.375%, 7/1/25 (6) 150 159
PetSmart, 4.75%, 2/15/28 (6) 380 348
PetSmart, 7.75%, 2/15/29 (6) 580 564
QVC, 4.45%, 2/15/25  14 11
1,738

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Satellites 0.7%
Intelsat Jackson Holdings, 6.50%, 3/15/30 (6) 190 165
Maxar Technologies, 7.75%, 6/15/27 (6) 550 576
741
Services 4.4%
Albion Financing 1, 6.125%, 10/15/26 (6) 290 260
Albion Financing 2, 8.75%, 4/15/27 (6) 200 170
Allied Universal Holdco, 9.75%, 7/15/27 (6) 455 417
eG Global Finance, 6.25%, 10/30/25 (EUR)  190 178
eG Global Finance, 6.75%, 2/7/25 (6) 200 180
eG Global Finance, 8.50%, 10/30/25 (6) 400 354
MSCI, 3.25%, 8/15/33 (6) 435 343
Presidio Holdings, 8.25%, 2/1/28 (6) 325 310
Prime Security Services Borrower, 5.75%, 4/15/26 (6) 185 179
Prime Security Services Borrower, 6.25%, 1/15/28 (6) 240 222
Sabre GLBL, 7.375%, 9/1/25 (6) 65 61
Sabre GLBL, 9.25%, 4/15/25 (6) 215 212
Sabre GLBL, 11.25%, 12/15/27 (6) 170 169
Staples, 7.50%, 4/15/26 (6) 255 227
TK Elevator Holdco GmbH, 7.625%, 7/15/28 (6) 639 586
TK Elevator U.S. Newco, 5.25%, 7/15/27 (6) 890 805
4,673
Supermarkets 0.0%
New Albertsons, 7.45%, 8/1/29  7 7
7
Transportation 0.3%
Watco, 6.50%, 6/15/27 (6) 370 338
338
Utilities 6.6%
Calpine, 5.00%, 2/1/31 (6) 295 243
Calpine, 5.125%, 3/15/28 (6) 400 355
NRG Energy, 5.25%, 6/15/29 (6) 190 168
NRG Energy, 5.75%, 1/15/28  315 296
PG&E, 5.00%, 7/1/28  358 326
PG&E, 5.25%, 7/1/30  545 488
Pike, 5.50%, 9/1/28 (6) 385 333
Terraform Global Operating, 6.125%, 3/1/26 (6) 430 411
Vistra, VR, 7.00% (6)(8)(9) 2,020 1,889
Vistra, VR, 8.00% (6)(8)(9) 2,465 2,379
6,888
Total Corporate Bonds (Cost $88,612) 82,319

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 1,117 480
Total Municipal Securities (Cost $609) 480
SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Government Reserve Fund, 4.60% (11)(12) 5,623 5,623
Total Short-Term Investments (Cost $5,623) 5,623
Total Investments in Securities 98.8%
(Cost $110,866) $ 103,740
Other Assets Less Liabilities 1.2% 1,228
Net Assets 100.0% $ 104,968
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$159 and represents 0.2% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$63,272 and represents 60.3% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Credit Opportunities Fund

.
.
.
.
.
.
.
.
.
.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
PIK Payment-in-kind
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5
Year Index, 12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 4/19/23
@ 0.93%* 1 1,750 (2)
Total Options Written (Premiums $(3)) $ (2)
* Exercise Spread

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 216 (58) (8) (50)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,050 50 50 —
Total Centrally Cleared Credit Default Swaps,
Protection Sold (50)
Total Centrally Cleared Swaps (50)
Net payments (receipts) of variation margin to date 48
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $19.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 185 EUR 172 $ 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ —# $ — $ 56+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 1  ¤  ¤ $ 5,623^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $56 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,623.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Credit Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of

T. ROWE PRICE Credit Opportunities Fund

investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 82,918 $ — $ 82,918
Bank Loans — 13,125 421 13,546
Common Stocks 655 — — 655
Convertible Preferred Stocks — 998 — 998
Short-Term Investments 5,623 — — 5,623
Total Securities 6,278 97,041 421 103,740
Swaps* — — — —
Forward Currency Exchange
Contracts — 2 — 2
Total $ 6,278 $ 97,043 $ 421 $ 103,742
Liabilities
Options Written $ — $ 2 $ — $ 2
Swaps* — 50 — 50
Total $ — $ 52 $ — $ 52
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F105-054Q3 02/23